Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 27, 2021	Jul. 20, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 21, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants, net of withholding taxes (in shares)	200,373
Compensation expense			$ 1,063,351	$ 553,600	$ 20,439
Common unit, outstanding (in shares)				547,466
Stock price (USD per share)						$ 10
Total Class B stock-based compensation expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			1,058,442	$ 553,600	20,439
RSU and SAR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 2,340
Vesting period			4 years
SARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock (in shares)			1,935,131
Remaining contractual term			9 years 8 months 12 days
Stock price (USD per share)			$ 8.30
Common Stock - Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period to each employee (in shares)	500
Granted stock (in shares)	309,500
Compensation expense	$ 2,569
Stock price (USD per share)						$ 10.00
Common Stock - Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted stock (in shares)			17,690,000	62,676,000
Compensation expense			$ 123,449	$ 78,398	$ 14,831
Vesting period			8 years
Common unit, outstanding (in shares)		589,465
Conversion of Common Units (in shares)		152,822,842
Incremental compensation expense		$ 292,580
Weighted-average grant date fair value (in dollars per share)			$ 2,195.16	$ 178.69